Accounting principles - Fair value measurement (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign currency forwards contract
Financial liabilities	€ 259,645	€ 214,444	€ 91,784
Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	119,385	97,715	10,265
Level 3 | Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	119,385	97,715	10,265
Level 3 | Financial liabilities carried at fair value through profit or loss | Long-term financial debt - derivatives
Foreign currency forwards contract
Financial liabilities	€ 119,385	24,315	€ 10,265
Level 3 | Financial liabilities carried at fair value through profit or loss | Shortterm financial debt - derivatives
Foreign currency forwards contract
Financial liabilities		€ 73,400